T. ROWE PRICE FLOATING RATE ETF

August 31, 2024 Unaudited
PORTFOLIO OF INVESTMENTS‡	Par/Shares	$ Value
(Amounts in 000s)
BANK LOANS 87.2%
Aerospace & Defense 2.7%
Bleriot US Bidco, FRN, 3M TSFR + 3.25%, 8.585%, 10/31/30 (1)	393	395
Brown Group Holding, FRN, 3M TSFR + 2.75%, 7.956%, 7/1/31	203	203
Dynasty Acquisition, B-1, FRN, 1M TSFR + 3.50%, 8.747%, 8/24/28	1,000	1,003
Dynasty Acquisition, B-2, FRN, 1M TSFR + 3.50%, 8.747%, 8/24/28	385	387
KKR Apple Bidco, FRN, 1M TSFR + 3.50%, 8.747%, 9/22/28	188	188
Peraton, FRN, 3M TSFR + 7.75%, 12.971%, 2/1/29	411	399
Peraton, FRN, 3M TSFR + 8.00%, 13.221%, 2/1/29	364	361
TransDigm, FRN, 3M TSFR + 2.50%, 7.842%, 2/28/31	789	790
TransDigm, FRN, 3M TSFR + 2.75%, 8.085%, 8/24/28	348	349
TransDigm, FRN, 3M TSFR + 2.75%, 8.085%, 3/22/30	423	424
		4,499
Airlines 1.6%
American Airlines, FRN, 3M TSFR + 4.75%, 10.294%, 4/20/28 (1)	2,416	2,498
SkyMiles IP, FRN, 3M TSFR + 3.75%, 9.032%, 10/20/27	147	150
		2,648
Automotive 2.6%
Autokiniton US Holdings, FRN, 1M TSFR + 4.00%, 9.361%, 4/6/28 (1)	589	590
Clarios Global, FRN, 1M TSFR + 2.50%, 7.747%, 5/6/30	395	395
Fastlane Parent Company, FRN, 1M TSFR + 4.50%, 9.747%, 9/29/28	319	312
Mavis Tire Express Services, FRN, 1M TSFR + 3.50%, 8.747%, 5/4/28	895	896
Tenneco, FRN, 3M TSFR + 5.00%, 10.229%, 11/17/28	675	648
Wand NewCo 3, FRN, 1M TSFR + 3.25%, 8.497%, 1/30/31	1,448	1,449
		4,290
Broadcasting 1.5%
Clear Channel Outdoor Holdings, FRN, 1M TSFR + 4.00%, 9.361%, 8/23/28	321	320
CMG Media, FRN, 3M TSFR + 3.50%, 8.935%, 12/17/26	363	313
Neptune Bidco US, FRN, 3M TSFR + 5.00%, 10.404%, 4/11/29	1,169	1,117
Univision Communications, FRN, 1M TSFR + 3.25%, 8.611%, 3/16/26	246	245
Univision Communications, FRN, 1M TSFR + 3.25%, 8.611%, 1/31/29	144	140
Univision Communications, FRN, 1M TSFR + 3.50%, 8.861%, 1/31/29	217	210
Univision Communications, FRN, 3M TSFR + 4.25%, 9.585%, 6/24/29	232	229
		2,574
Building Products 0.5%
Chamberlain Group, FRN, 1M TSFR + 3.50%, 8.747%, 11/3/28 (1)	360	359
MI Windows and Doors, FRN, 1M TSFR + 3.50%, 8.747%, 3/28/31	330	331
Solis IV, FRN, 3M TSFR + 3.50%, 8.571%, 2/26/29	213	212
		902
Cable Operators 0.9%
Altice France, FRN, 3M TSFR + 5.50%, 10.801%, 8/15/28	775	587
CSC Holdings, FRN, 1M TSFR + 4.50%, 9.837%, 1/18/28	390	372
DirecTV Financing, FRN, 1M TSFR + 5.00%, 10.361%, 8/2/27	211	212

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Radiate Holdco, FRN, 1M TSFR + 3.25%, 8.611%, 9/25/26	341	273
		1,444
Chemicals 2.1%
Avient, FRN, 3M TSFR + 2.00%, 7.307%, 8/29/29	130	130
Nouryon Finance, FRN, 3M TSFR + 3.50%, 8.628%, 4/3/28	1,043	1,046
Nouryon Finance, FRN, 3M TSFR + 3.50%, 8.821%, 4/3/28	114	115
PMHC II, FRN, 3M TSFR + 4.25%, 9.704%, 4/23/29	1,017	998
W.R. Grace, FRN, 1M TSFR + 3.25%, 8.497%, 9/22/28	637	638
Windsor Holdings III, FRN, 1M TSFR + 4.00%, 9.311%, 8/1/30	582	584
		3,511
Consumer Products 0.3%
ABG Intermediate Holdings 2, FRN, 1M TSFR + 2.75%, 7.997%, 12/21/28	313	314
Life Time Fitness, FRN, 3M TSFR + 4.00%, 9.514%, 1/15/26	213	214
		528
Container 1.4%
Albea Beauty Holdings, FRN, 3M EURIBOR + 5.00%, 12/31/27 (EUR) (1)	180	200
Charter NEX US, FRN, 1M TSFR + 3.25%, 8.497%, 12/1/27 (1)	1,966	1,970
Proampac PG Borrower, FRN, 3M TSFR + 4.00%, 9.228%, 9/15/28	240	240
		2,410
Energy 2.7%
Brazos Delaware II, FRN, 6M TSFR + 3.50%, 8.255%, 2/11/30 (1)	424	427
CPPIB Capital, FRN, 1M TSFR + 3.25%, 8.586%, 8/7/31	345	346
Epic Crude Services, FRN, 1M TSFR + 5.00%, 10.361%, 3/2/26	319	319
Goodnight Water Solutions, FRN, 1M TSFR + 5.25%, 10.445%, 6/4/29	300	298
M6 ETX Holdings II Midco, FRN, 1M TSFR + 4.50%, 9.847%, 9/19/29	366	367
Medallion Midland Acquisition, FRN, 3M TSFR + 3.50%, 8.844%, 10/18/28	704	705
NGL Energy Partners, FRN, 1M TSFR + 3.75%, 8.997%, 2/2/31 (1)	757	755
NorthRiver Midstream Finance, FRN, 3M TSFR + 2.50%, 7.832%, 8/16/30	467	469
Prairie ECI Acquiror, FRN, 1M TSFR + 4.75%, 9.997%, 8/1/29	648	647
Waterbridge Midstream Operating, FRN, 3M TSFR + 4.50%, 9.603%, 5/10/29	233	233
		4,566
Entertainment & Leisure 3.9%
Cinemark USA, FRN, 1M TSFR + 3.25%, 8.523%, 5/24/30	172	173
Delta 2 (LUX), FRN, 3M TSFR + 2.25%, 7.585%, 1/15/30 (1)	1,365	1,370
Motion Finco, FRN, 3M TSFR + 3.50%, 8.835%, 11/12/29	566	558
PUG, FRN, 1M TSFR + 4.75%, 9.997%, 3/15/30	504	501
SeaWorld Parks & Entertainment, FRN, 1M TSFR + 2.50%, 7.747%, 8/25/28	621	621
Six Flags Entertainment, FRN, 1M TSFR + 2.00%, 7.201%, 5/1/31	200	200
UFC Holdings, FRN, 3M TSFR + 2.75%, 8.291%, 4/29/26 (1)	2,661	2,668
United Talent Agency, FRN, 1M TSFR + 3.75%, 9.040%, 7/7/28 (2)	70	70
Williams Morris Endeavor Entertainment, FRN, 1M TSFR + 2.75%, 8.111%, 5/18/25	255	255
		6,416

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Financial 16.5%
Acrisure, FRN, 3M TSFR + 3.00%, 8.344%, 2/15/27 (1)	360	358
Acrisure, FRN, 3M TSFR + 3.25%, 8.594%, 11/6/30	1,053	1,044
Alliant Holdings Intermediate, FRN, 1M TSFR + 3.50%, 8.811%, 11/6/30	929	932
Apollo Commercial Real Estate Finance, FRN, 1M TSFR + 3.50%, 8.861%, 3/11/28	93	90
Armor Holding II, FRN, 6M TSFR + 4.50%, 10.014%, 12/11/28 (2)	133	134
AssetMark Financial Holdings, FRN, 3M TSFR + 3.00%, 6/3/31 (1)	520	517
AssuredPartners, FRN, 1M TSFR + 3.50%, 8.747%, 2/14/31 (1)	3,641	3,647
Citadel Securities, FRN, 1M TSFR + 2.25%, 7.497%, 7/29/30	128	128
Citco Funding, FRN, 3M TSFR + 2.75%, 8.097%, 4/27/28	446	448
Claros Mortgage Trust, FRN, 1M TSFR + 4.50%, 9.847%, 8/9/26 (2)	178	168
Edelman Financial Center, FRN, 1M TSFR + 3.25%, 8.497%, 4/7/28 (1)	922	922
Edelman Financial Center, FRN, 1M TSFR + 5.25%, 10.497%, 10/6/28	950	945
Fiserv Investment Solutions, FRN, 3M TSFR + 4.00%, 9.128%, 2/18/27	154	147
Focus Financial Partners, FRN, 1M TSFR + 2.75%, 7.997%, 6/30/28	734	733
HighTower Holdings, FRN, 3M TSFR + 1.50%, 8.748%, 4/21/28	1,108	1,110
HUB International, FRN, 3M TSFR + 3.00%, 8.255%, 6/20/30 (1)	4,136	4,137
Jane Street Group, FRN, 1M TSFR + 2.50%, 7.861%, 1/26/28 (1)	704	705
Jones DesLauriers Insurance Management, FRN, 3M TSFR + 3.25%, 8.353%, 3/15/30	1,374	1,374
OneDigital Borrower, FRN, 1M TSFR + 3.25%, 8.497%, 7/2/31	580	577
OneDigital Borrower, FRN, 1M TSFR + 5.25%, 10.497%, 7/2/32 (1)	910	902
RFS Opco, FRN, 3M TSFR + 5.00%, 10.335%, 4/4/31 (2)	165	163
Sedgwick Claims Management Services, FRN, 3M TSFR + 3.00%, 8.252%, 7/31/31 (1)	1,649	1,650
Truist Insurance Holdings, FRN, 3M TSFR + 3.25%, 8.585%, 5/6/31	1,365	1,365
Truist Insurance Holdings, FRN, 3M TSFR + 4.75%, 10.085%, 5/6/32	3,692	3,747
USI, FRN, 3M TSFR + 2.75%, 8.085%, 11/22/29	1,050	1,049
USI, FRN, 3M TSFR + 2.75%, 8.085%, 9/27/30	322	322
		27,314
Food 1.0%
Chobani, FRN, 1M TSFR + 3.25%, 8.611%, 10/25/27 (1)	118	119
Chobani, FRN, 1M TSFR + 3.75%, 9.087%, 10/25/27 (1)	463	464
Primary Products Finance, FRN, 3M TSFR + 3.50%, 8.971%, 4/1/29	422	422
Simply Good Foods USA, FRN, 1M TSFR + 2.50%, 7.852%, 3/17/27	311	310
Triton Water Holdings, FRN, 3M TSFR + 3.25%, 8.846%, 3/31/28	209	209
Triton Water Holdings, FRN, 3M TSFR + 4.00%, 9.335%, 3/31/28	104	105
		1,629
Gaming 2.7%
Aristocrat Technologies, FRN, 3M TSFR + 2.25%, 7.685%, 5/24/29	55	55
Caesars Entertainment, FRN, 1M TSFR + 2.75%, 7.997%, 2/6/30 (1)	569	569
Caesars Entertainment, FRN, 1M TSFR + 2.75%, 7.997%, 2/6/31	698	697
Great Canadian Gaming, FRN, 3M TSFR + 4.00%, 9.609%, 11/1/26	659	657
Light and Wonder International, FRN, 1M TSFR + 2.25%, 7.592%, 4/14/29	314	314
Ontario Gaming GTA, FRN, 3M TSFR + 4.25%, 9.585%, 8/1/30	719	719
Playtika Holding, FRN, 1M TSFR + 2.75%, 8.111%, 3/13/28 (1)	194	193

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Scientific Games Holdings, FRN, 3M TSFR + 3.00%, 8.318%, 4/4/29	375	373
Spectacle Gary Holdings, FRN, 3M TSFR + 4.25%, 9.735%, 12/11/28	857	850
		4,427
Health Care 8.9%
Athenahealth Group, FRN, 1M TSFR + 3.25%, 8.497%, 2/15/29	1,380	1,368
Auris Luxembourg III, FRN, 6M TSFR + 4.25%, 9.564%, 2/28/29	567	570
Bausch & Lomb, FRN, 1M TSFR + 3.25%, 8.661%, 5/10/27	373	367
Ceva Sante Animale, FRN, 3M TSFR + 3.25%, 8.354%, 11/1/30	125	125
Concentra Health Services, FRN, 1M TSFR + 2.25%, 7.497%, 7/28/31 (2)	388	389
eResearchTechnology, FRN, 1M TSFR + 4.00%, 9.247%, 2/4/27 (1)	401	403
Heartland Dental, FRN, 1M TSFR + 4.50%, 9.747%, 4/28/28	804	795
ICON Luxembourg, FRN, 3M TSFR + 2.00%, 7.335%, 7/3/28	39	39
Inception Holdco, FRN, 3M TSFR + 4.50%, 9.835%, 3/10/31	287	289
Insulet, FRN, 1M TSFR + 2.50%, 7.747%, 8/4/31	198	198
IVC Acquisition, FRN, 3M TSFR + 4.75%, 10.085%, 12/12/28 (1)	244	244
LifePoint Health, FRN, 1M TSFR + 4.00%, 9.342%, 5/17/31	820	821
LifePoint Health, FRN, 3M TSFR + 4.75%, 10.054%, 11/16/28	1,075	1,078
MED ParentCo, FRN, 1M TSFR + 4.00%, 9.247%, 4/15/31	288	289
Medline Borrower, FRN, 1M TSFR + 2.25%, 7.497%, 10/23/28	160	160
Medline Borrower, FRN, 1M TSFR + 2.75%, 7.997%, 10/23/28 (1)	2,671	2,677
Parexel International, FRN, 1M TSFR + 3.00%, 8.247%, 11/15/28	960	964
PRA Health Sciences, FRN, 3M TSFR + 2.00%, 7.335%, 7/3/28	10	10
Project Ruby Ultimate Parent, FRN, 1M TSFR + 3.25%, 8.611%, 3/10/28	212	212
SAM Bidco SAS, FRN, 3M TSFR + 4.25%, 9.585%, 12/13/27	205	205
Select Medical, FRN, 1M TSFR + 3.00%, 8.247%, 3/6/27	32	32
Star Parent, FRN, 3M TSFR + 3.75%, 9.085%, 9/27/30	948	941
Summit Behavioral Healthcare, FRN, 3M TSFR + 4.25%, 9.307%, 11/24/28 (2)	273	264
Surgery Center Holdings, FRN, 1M TSFR + 2.75%, 8.061%, 12/19/30	1,258	1,259
TTF Holdings, FRN, 1M TSFR + 3.75%, 8.997%, 7/18/31	240	240
Vizient, FRN, 1M TSFR + 2.00%, 7.247%, 8/1/31	195	195
Waystar Technologies, FRN, 1M TSFR + 2.75%, 7.997%, 10/22/29	553	554
		14,688
Information Technology 14.7%
Applied Systems, FRN, 1M TSFR + 3.50%, 8.286%, 2/24/31	2,146	2,154
Applied Systems, FRN, 3M TSFR + 5.25%, 10.585%, 2/23/32	1,375	1,423
AppLovin, FRN, 1M TSFR + 2.50%, 7.747%, 10/25/28	548	548
AppLovin, FRN, 1M TSFR + 2.50%, 7.747%, 8/16/30	240	240
Banff Merger Sub, FRN, 3M TSFR + 3.75%, 9.005%, 7/30/31	640	638
Banff Merger Sub, FRN, 3M TSFR + 5.75%, 10.866%, 7/30/32 (1)	830	818
Central Parent, FRN, 3M TSFR + 3.25%, 8.585%, 7/6/29	1,390	1,376
Cloud Software Group, FRN, 3M TSFR + 4.00%, 9.335%, 3/30/29	2,264	2,262
Cloud Software Group, FRN, 3M TSFR + 4.50%, 9.835%, 3/21/31	264	265
ConnectWise, FRN, 3M TSFR + 3.50%, 9.096%, 9/29/28	223	224
Conservice Midco, FRN, 1M TSFR + 3.50%, 8.747%, 5/13/27	149	149
Cvent, FRN, 3M TSFR + 3.25%, 8.585%, 6/17/30	343	345

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Delivery Hero, FRN, 3M TSFR + 5.00%, 10.103%, 12/12/29	174	174
Delta TopCo, FRN, 3M TSFR + 3.50%, 8.198%, 11/30/29	763	764
Delta TopCo, FRN, 3M TSFR + 5.25%, 9.948%, 11/29/30	1,065	1,070
Dye & Durham, FRN, 3M TSFR + 4.25%, 9.685%, 4/11/31	715	717
ECI Macola Max Holding, FRN, 3M TSFR + 3.75%, 9.085%, 5/9/30	709	713
Epicor Software, FRN, 1M TSFR + 3.25%, 1.000%, 5/30/31 (1)(3)	304	305
Epicor Software, FRN, 1M TSFR + 3.25%, 8.497%, 5/23/31 (1)	2,594	2,603
Fleet Midco I, FRN, 6M TSFR + 2.75%, 7.578%, 2/21/31 (2)	381	381
Go Daddy Operating Company, FRN, 1M TSFR + 2.00%, 7.247%, 11/9/29	112	112
Infinite Bidco, FRN, 3M TSFR + 7.00%, 12.514%, 3/2/29	300	250
McAfee, FRN, 1M TSFR + 3.25%, 8.451%, 3/1/29	1,418	1,412
MH Sub I, FRN, 1M TSFR + 4.25%, 9.497%, 5/3/28	648	646
MH Sub I, FRN, 3M TSFR + 6.25%, 11.502%, 2/23/29	505	495
Mitchell International, FRN, 1M TSFR + 5.25%, 10.497%, 6/17/32 (1)	300	295
Mosel Bidco, FRN, 3M TSFR + 4.50%, 9.835%, 9/16/30 (2)	90	91
RealPage, FRN, 1M TSFR + 3.00%, 8.361%, 4/24/28	356	341
RealPage, FRN, 1M TSFR + 6.50%, 11.861%, 4/23/29	1,013	958
Sophia, FRN, 1M TSFR + 3.50%, 8.847%, 10/9/29	1,732	1,735
SS&C Technologies, FRN, 1M TSFR + 2.00%, 7.247%, 5/9/31	273	273
Uber Technologies, FRN, 3M TSFR + 2.75%, 8.089%, 3/3/30	543	545
		24,322
Lodging 0.6%
Aimbridge Acquisition, FRN, 1M TSFR + 3.75%, 9.111%, 2/2/26	544	530
Aimbridge Acquisition, FRN, 1M TSFR + 4.75%, 10.111%, 2/2/26	282	275
Casper BidCo SAS, FRN, 1M EURIBOR + 4.25%, 7.845%, 3/21/31 (EUR)	110	122
Four Seasons Hotels, FRN, 1M TSFR + 2.00%, 7.247%, 11/30/29	54	54
		981
Manufacturing 4.3%
Alliance Laundry Systems, FRN, 1M TSFR + 3.50%, 8.842%, 8/9/31	405	406
Engineered Machinery Holdings, FRN, 3M TSFR + 3.75%, 9.346%, 5/19/28	881	883
Engineered Machinery Holdings, FRN, 3M TSFR + 6.00%, 11.596%, 5/21/29	800	792
Engineered Machinery Holdings, FRN, 3M TSFR + 6.50%, 12.096%, 5/21/29	255	253
Filtration Group, FRN, 1M TSFR + 3.50%, 8.861%, 10/21/28 (1)	1,947	1,952
LTI Holdings, FRN, 1M TSFR + 4.75%, 9.997%, 7/29/29	1,370	1,348
Madison IAQ, FRN, 6M TSFR + 2.75%, 7.889%, 6/21/28 (1)	572	572
Pro Mach Group, FRN, 1M TSFR + 3.50%, 8/31/28 (1)	95	95
Pro Mach Group, FRN, 1M TSFR + 3.50%, 8.747%, 8/31/28	541	544
Watlow Electric Manufacturing, FRN, 3M TSFR + 3.75%, 9.264%, 3/2/28	222	223
		7,068
Metals & Mining 0.4%
Arsenal AIC Parent, FRN, 1M TSFR + 3.25%, 8.560%, 8/18/30	705	706
Other Telecommunications 0.7%
Frontier Communications, FRN, 3M TSFR + 3.50%, 8.832%, 7/1/31 (1)	565	565

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Level 3 Financing, FRN, 1M TSFR + 6.56%, 4/15/29 (1)	565	568
		1,133
Restaurants 1.2%
BCPE Grill Parent, FRN, 3M TSFR + 4.75%, 10.002%, 9/30/30	234	223
Dave & Buster's, FRN, 1M TSFR + 3.25%, 8.500%, 6/29/29	236	236
Fertitta Entertainment, FRN, 1M TSFR + 3.75%, 9.087%, 1/27/29	224	223
IRB Holding, FRN, 1M TSFR + 2.75%, 8.097%, 12/15/27	1,290	1,290
		1,972
Retail 0.6%
CNT Holdings l, FRN, 3M TSFR + 3.50%, 8.752%, 11/8/27	734	735
PetSmart, FRN, 1M TSFR + 3.75%, 9.097%, 2/11/28	215	213
		948
Satellites 0.8%
Connect Finco, FRN, 1M TSFR + 4.50%, 9.747%, 9/27/29	508	493
Iridium Satellite, FRN, 1M TSFR + 2.25%, 7.497%, 9/20/30	498	496
ViaSat, FRN, 1M TSFR + 4.50%, 9.941%, 5/30/30	313	291
		1,280
Services 9.4%
AAL Delaware Holdco, FRN, 1M TSFR + 3.50%, 8.747%, 7/30/31	205	205
Albion Financing 3, FRN, 3M TSFR + 4.25%, 9.826%, 8/2/29	642	645
Allied Universal Holdco, FRN, 1M TSFR + 3.75%, 9.097%, 5/12/28 (1)	1,704	1,693
Anticimex International AB, FRN, 3M TSFR + 3.15%, 8.480%, 11/16/28	362	363
Anticimex International AB, FRN, 3M TSFR + 3.40%, 8.730%, 11/16/28	15	15
APFS Staffing Holdings, FRN, 1M TSFR + 4.00%, 9.247%, 12/29/28	83	82
Ascend Learning, FRN, 1M TSFR + 3.50%, 8.847%, 12/11/28	742	740
Ascend Learning, FRN, 1M TSFR + 5.75%, 11.097%, 12/10/29 (1)	1,205	1,154
Boost Newco Borrower, FRN, 3M TSFR + 2.50%, 7.748%, 1/31/31	1,365	1,366
CD&R Firefly Bidco, FRN, 3M EURIBOR + 4.00%, 7.636%, 6/21/28 (EUR)	25	28
CD&R Firefly Bidco, FRN, 3M EURIBOR + 4.50%, 8.136%, 6/21/28 (EUR)	215	239
CoreLogic, FRN, 1M TSFR + 6.50%, 11.861%, 6/4/29	350	338
Crown Subsea Communications Holding, FRN, 3M TSFR + 4.00%, 9.252%, 1/30/31 (1)	345	347
Dayforce, FRN, 1M TSFR + 2.50%, 7.747%, 2/26/31	348	348
Dun & Bradstreet, FRN, 1M TSFR + 2.75%, 8.026%, 1/18/29	249	249
EG Group, FRN, 3M TSFR + 4.25%, 9.822%, 3/31/26	2	2
EG Group, FRN, 3M EURIBOR + 7.00%, 10.722%, 4/30/27 (EUR)	175	180
EG Group, FRN, 3M TSFR + 5.50%, 11.072%, 2/7/28	249	248
Fortress Intermediate 3, FRN, 1M TSFR + 3.75%, 9.002%, 6/27/31 (2)	410	410
Fugue Finance, FRN, 3M TSFR + 3.75%, 8.807%, 2/26/31	70	70
Fugue Finance, FRN, 3M TSFR + 4.00%, 9.057%, 1/31/28	94	94
Genuine Financial Holdings, FRN, 3M TSFR + 4.00%, 9.335%, 9/27/30 (1)	570	566
Homeserve USA Holding, FRN, 1M TSFR + 2.50%, 7.836%, 10/21/30 (1)	330	330
Mermaid Bidco, FRN, 3M TSFR + 3.25%, 8.492%, 7/3/31 (1)(2)	580	582
Project Boost Purchaser, FRN, 3M TSFR + 3.50%, 8.786%, 7/16/31	567	568

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Project Boost Purchaser, FRN, 3M TSFR + 5.25%, 10.533%, 7/16/32	240	241
Renaissance Holding, FRN, 1M TSFR + 4.25%, 9.497%, 4/5/30	403	403
TK Elevator US Newco, FRN, 6M TSFR + 3.50%, 8.588%, 4/30/30	481	483
UKG, FRN, 3M TSFR + 3.25%, 8.555%, 2/10/31	3,241	3,248
Wood Mackenzie, FRN, 3M TSFR + 3.50%, 8.604%, 2/7/31	345	347
		15,584
Utilities 3.7%
Eastern Power, FRN, 1M TSFR + 5.25%, 10.497%, 4/3/28 (1)	230	230
Edgewater Generation, FRN, 1M TSFR + 4.25%, 9.497%, 8/1/30 (1)	644	649
ExGen Renewables IV, FRN, 3M TSFR + 2.25%, 7.307%, 12/15/27 (1)	653	653
Generation Bridge Northeast, FRN, 1M TSFR + 3.50%, 8.747%, 8/22/29	270	272
Hamilton Projects Acquiror, FRN, 1M TSFR + 3.75%, 8.997%, 5/30/31	230	232
INNIO Group Holding GmbH, FRN, 3M TSFR + 3.25%, 8.536%, 11/2/28	100	100
Parkway Generation, FRN, 3M TSFR + 4.75%, 2/18/29 (1)	426	429
Parkway Generation, FRN, 3M TSFR + 4.75%, 2/18/29 (1)	54	54
PG&E, FRN, 1M TSFR + 2.50%, 7.747%, 6/23/27	215	216
Pike, FRN, 1M TSFR + 3.00%, 8.361%, 1/21/28	315	316
Talen Energy Supply, FRN, 3M TSFR + 3.50%, 8.596%, 5/17/30	341	342
Talen Energy Supply, FRN, 3M TSFR + 3.50%, 8.596%, 5/17/30 (1)	809	813
TerraForm Power Operating, FRN, 3M TSFR + 2.50%, 7.935%, 5/21/29	859	859
Vistra Zero Operating Company, FRN, 1M TSFR + 2.75%, 7.997%, 4/30/31	564	566
WEC US Holdings, FRN, 1M TSFR + 2.75%, 7.997%, 1/27/31	405	406
		6,137
Wireless Communications 1.5%
Asurion, FRN, 1M TSFR + 3.25%, 8.611%, 12/23/26	64	63
Asurion, FRN, 1M TSFR + 3.25%, 8.611%, 7/31/27	104	103
Asurion, FRN, 1M TSFR + 4.00%, 9.347%, 8/19/28	202	200
Asurion, FRN, 1M TSFR + 4.25%, 9.597%, 8/19/28	579	576
Asurion, FRN, 1M TSFR + 5.25%, 10.611%, 1/31/28	910	849
Asurion, FRN, 1M TSFR + 5.25%, 10.611%, 1/20/29 (1)	792	730
		2,521
Total Bank Loans (Cost $144,368)		144,498
CORPORATE BONDS 9.2%
Aerospace & Defense 0.1%
TransDigm, 6.75%, 8/15/28 (4)	170	175
		175
Airlines 0.1%
Mileage Plus Holdings, 6.50%, 6/20/27 (4)	212	214
		214
Automotive 1.7%
Adient Global Holdings, 4.875%, 8/15/26 (4)	200	197
Adient Global Holdings, 7.00%, 4/15/28 (4)	110	113

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Ford Motor Credit, 4.063%, 11/1/24	200	199
Ford Motor Credit, FRN, SOFR + 2.95%, 8.317%, 3/6/26	410	420
Rivian Holdings, FRN, 6M TSFR + 6.05%, 11.359%, 10/15/26 (4)	1,799	1,808
		2,737
Broadcasting 0.6%
Clear Channel Outdoor Holdings, 5.125%, 8/15/27 (4)	85	83
Clear Channel Outdoor Holdings, 7.875%, 4/1/30 (4)	95	99
Neptune Bidco, 9.29%, 4/15/29 (4)	165	165
Townsquare Media, 6.875%, 2/1/26 (4)	120	119
Univision Communications, 7.375%, 6/30/30 (4)	135	129
Univision Communications, 8.00%, 8/15/28 (4)	333	335
		930
Cable Operators 0.4%
CSC Holdings, 11.25%, 5/15/28 (4)	400	354
CSC Holdings, 11.75%, 1/31/29 (4)	200	176
YPSO Finance BIS, 10.50%, 5/15/27 (4)	430	170
		700
Chemicals 0.2%
Avient, 5.75%, 5/15/25 (4)	225	224
Kobe US Midco 2, 9.25%, 11/1/26, (9.25% Cash or 10.00% PIK) (4)(5)	29	24
PMHC II, 9.00%, 2/15/30 (4)	150	137
		385
Consumer Products 0.1%
Life Time, 8.00%, 4/15/26 (4)	200	202
		202
Energy 0.4%
NGL Energy Partners, 8.125%, 2/15/29 (4)	80	82
Seadrill Finance, 8.375%, 8/1/30 (4)	200	211
Tallgrass Energy Partners, 6.00%, 3/1/27 (4)	130	130
Venture Global LNG, 9.50%, 2/1/29 (4)	170	191
		614
Entertainment & Leisure 0.3%
Carnival, 7.00%, 8/15/29 (4)	120	126
Live Nation Entertainment, 4.875%, 11/1/24 (4)	55	55
NCL, 8.125%, 1/15/29 (4)	99	106
NCL, 8.375%, 2/1/28 (4)	165	173
		460
Financial 1.6%
Acrisure / Acrisure Finance, 8.50%, 6/15/29 (4)	300	311
Alliant Holdings Intermediate, 6.75%, 10/15/27 (4)	235	234
Alliant Holdings Intermediate, 6.75%, 4/15/28 (4)	180	183
Assured Partners, 5.625%, 1/15/29 (4)	140	134

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
GTCR AP Finance, 8.00%, 5/15/27 (4)	180	180
Hightower Holding, 9.125%, 1/31/30 (4)	330	339
Hub International, 7.25%, 6/15/30 (4)	395	411
Hub International, 7.375%, 1/31/32 (4)	115	119
Jones DesLauriers Insurance Management, 8.50%, 3/15/30 (4)	390	411
Jones DesLauriers Insurance Management, 10.50%, 12/15/30 (4)	170	184
Ryan Specialty Group, 4.375%, 2/1/30 (4)	145	138
		2,644
Health Care 0.9%
Bausch & Lomb Escrow, 8.375%, 10/1/28 (4)	205	215
CHS/Community Health Systems, 8.00%, 12/15/27 (4)	165	165
CHS/Community Health Systems, 10.875%, 1/15/32 (4)	220	237
HCA, 5.375%, 2/1/25	125	125
LifePoint Health, 10.00%, 6/1/32 (4)	105	114
LifePoint Health, 11.00%, 10/15/30 (4)	640	720
		1,576
Information Technology 0.6%
Cloud Software Group, 8.25%, 6/30/32 (4)	215	224
Cloud Software Group, 9.00%, 9/30/29 (4)	590	594
Dye & Durham, 8.625%, 4/15/29 (4)	135	141
		959
Lodging 0.1%
Hilton Domestic Operating, 5.375%, 5/1/25 (4)	205	205
		205
Metals & Mining 0.1%
Arsenal AIC Parent, 11.50%, 10/1/31 (4)	145	164
		164
Other Telecommunications 0.2%
Level 3 Financing, 11.00%, 11/15/29 (4)	317	347
		347
Real Estate Investment Trust Securities 0.1%
Service Properties Trust, 8.625%, 11/15/31 (4)	90	96
		96
Satellites 0.1%
Connect Finco /Connect US Finco, 6.75%, 10/1/26 (4)	225	223
		223
Services 0.8%
Allied Universal Holdco, 7.875%, 2/15/31 (4)	217	220
Allied Universal Holdco/Allied Universal Finance, 9.75%, 7/15/27 (4)	270	270
eG Global Finance, 12.00%, 11/30/28 (4)	200	215
GTCR W-2 Merger Sub, 7.50%, 1/15/31 (4)	200	213

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Sabre GLBL, 11.25%, 12/15/27 (4)	185	188
UKG, 6.875%, 2/1/31 (4)	150	155
		1,261
Telephones 0.2%
Verizon Communications, FRN, SOFRINDX + 0.79%, 6.154%, 3/20/26	175	175
Verizon Communications, FRN, 3M TSFR + 1.36%, 6.479%, 5/15/25	120	121
		296
Utilities 0.6%
NRG Energy, VR, 10.25%, (4)(6)(7)	13	14
Talen Energy Supply, 8.625%, 6/1/30 (4)	100	108
Vistra, VR, 8.00%, (4)(6)(7)	176	182
Vistra, VR, 8.875%, (4)(6)(7)	425	450
Vistra Operations, 5.125%, 5/13/25 (4)	210	209
		963
Total Corporate Bonds (Cost $14,930)		15,151
SHORT-TERM INVESTMENTS 7.2%
Money Market Funds 7.2%
T. Rowe Price Government Reserve Fund, 5.34% (8)(9)	11,982	11,982
Total Short-Term Investments (Cost $11,982)		11,982
Total Investments in Securities 103.6% of Net Assets (Cost $171,280)		$171,631
Other Assets Less Liabilities (3.6%)		(5,938)
Net Assets 100.0%		$165,693

‡	Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1)	All or a portion of this loan is unsettled as of August 31, 2024. The interest rate for unsettled loans will be determined upon settlement after period end.
(2)	Level 3 in fair value hierarchy.
(3)	All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at August 31, 2024, was $276 and was valued at $275 (0.2% of net assets).
(4)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $14,111 and represents 8.5% of net assets.
(5)	Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(6)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(7)	Perpetual security with no stated maturity date.
(8)	Seven-day yield
(9)	Affiliated Companies

1M TSFR	One month term SOFR (Secured overnight financing rate)
1M EURIBOR	One month EURIBOR (Euro interbank offered rate)

T. ROWE PRICE FLOATING RATE ETF

3M TSFR	Three month term SOFR (Secured overnight financing rate)
3M EURIBOR	Three month EURIBOR (Euro interbank offered rate)
6M TSFR	Six month term SOFR (Secured overnight financing rate)
EUR	Euro
EURIBOR	The Euro interbank offered rate
FRN	Floating Rate Note
PIK	Payment-in-kind
SOFR	Secured overnight financing rate
SOFRINDX	SOFR (Secured overnight financing rate) Index
USD	U.S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE FLOATING RATE ETF

(Amounts in 000s)
SWAPS 0.1%

Description	Notional Amount	$ Value	Upfront Payments/ $ (Receipts)	Unrealized $ Gain/(Loss)
BILATERAL SWAPS 0.1%
Total Return Swaps 0.1%
JP Morgan, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total Return Index At Maturity, Pay Variable 5.32% (USD SOFR) Quarterly, 9/20/24	485	31	—	31
JP Morgan, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total Return Index At Maturity, Pay Variable 5.32% (USD SOFR) Quarterly, 12/20/24	1,000	25	—	25
JP Morgan, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total Return Index At Maturity, Pay Variable 5.32% (USD SOFR) Quarterly, 9/20/24	1,000	24	—	24
JP Morgan, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total Return Index At Maturity, Pay Variable 5.32% (USD SOFR) Quarterly, 3/20/25	418	2	—	2
JP Morgan, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total Return Index At Maturity, Pay Variable 5.32% (USD SOFR) Quarterly, 12/20/24	418	2	—	2
Total Bilateral Total Return Swaps			—	84
Total Bilateral Swaps			—	84

T. ROWE PRICE FLOATING RATE ETF

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
BNP Paribas SA	11/22/24	USD	146	EUR	131	$—
HSBC Bank USA NA	11/22/24	USD	147	EUR	131	1
HSBC Bank USA NA	11/22/24	USD	147	EUR	131	1
State Street Bank London	11/22/24	USD	146	EUR	131	1
Net unrealized gain (loss) on open forward currency exchange contracts						$3

T. ROWE PRICE FLOATING RATE ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$181
Totals	$—#	$—	$181+

Supplementary Investment Schedule
Affiliate	Value 5/31/24	Purchase Cost	Sales Cost	Value 8/31/24
T. Rowe Price Government Reserve Fund	$12,511	¤	¤	$11,982
	Total			$11,982^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $181 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $11,982.
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE FLOATING RATE ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Floating Rate ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

T. ROWE PRICE FLOATING RATE ETF

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Forward currency exchange contracts are valued using the prevailing forward exchange rate.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Corporate Bonds	$—	$15,151	$—	$15,151
Bank Loans	—	141,846	2,652	144,498
Short-Term Investments	11,982	—	—	11,982
Total Securities	11,982	156,997	2,652	171,631
Swaps	—	84	—	84
Forward Currency Exchange Contracts	—	3	—	3
Total	$11,982	$157,084	$2,652	$171,718
Following is a reconciliation of the fund’s Level 3 holdings for the period ended August 31, 2024. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at August 31, 2024, totaled $(7,000) for the period ended August 31, 2024. During the period, transfers into level 3 resulted from a lack of observable market data for the security and transfers out of level 3 were because observable market data became available for the security.
($000s)	Beginning Balance 5/31/24	Gain (Loss) During Period	Total Purchases	Total Sales	Transfer Into Level 3	Transfer Out of Level 3	Ending Balance 8/31/24
Investment in Securities
Bank Loans	$2,651	$(11)	$1,863	$(853)	$522	$(1,520)	$2,652

T. ROWE PRICE FLOATING RATE ETF

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
ETF1047-054Q1
08/24